Fair Values of Financial Instruments and Interest Rate Risk (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Comparison of Carrying Amounts and Estimated Fair Value of Financial Instruments	The following table reflects a comparison of carrying amounts and the estimated fair value of the financial instruments as of December 31, 2019 and December 31, 2018:

	Carrying	Estimated
December 31, 2019	Value	Fair Value	Level 1	Level 2	Level 3
	(dollars in thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$155,198	$117,938	$115,693	$2,245	$—
Securities available for sale	88,524	88,524	5,012	83,512	—
Securities held to maturity	13,428	13,499	—	10,499	3,000
Loans held for investment, net	355,969	354,269	—	—	354,269
Loans held for sale	2,946	2,946	—	2,946	—
Restricted stock	1,144	1,144	1,144	—	—
Loan servicing rights	1,723	3,228	—	3,228	—
Accrued interest receivable	1,666	1,666	—	—	1,666
FINANCIAL LIABILITIES
Deposits	$585,878	567,130	$—	$567,130	$—
Short-term borrowings	626	626	—	626	—
Long-term debt	9,992	10,180	—	—	10,180
Accrued interest payable	55	55	—	—	55

	Carrying	Estimated
December 31, 2018	Value	Fair Value	Level 1	Level 2	Level 3
	(dollars in thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$117,934	$117,901	$115,693	$2,208	$—
Securities available for sale	91,299	91,299	4,955	86,344	—
Securities held to maturity	10,837	10,750	—	10,750	—
Loans held for investment, net	367,596	364,636	—	—	364,636
Loans held for sale	4,800	4,800	—	4,800	—
Restricted stock	1,094	1,094	1,094	—	—
Mortgage servicing rights	1,850	3,455	—	3,455	—
Accrued interest receivable	1,763	1,763	—	—	1,763
FINANCIAL LIABILITIES
Deposits	$566,901	$521,508	$—	$521,508	$—
Short-term borrowings	1,190	1,190	—	1,190	—
Long-term debt	9,974	10,086	—	—	10,086
Accrued interest payable	16	16	—	—	16

Fair Value Information for Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table provides fair value information for assets and liabilities measured at fair value on a recurring basis as of December 31, 2019 and 2018:

	December 31, 2019
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3
Securities available for sale:
US Treasury	$5,012	$5,012	$—	$—
US Government	25,686	—	25,686	—
Mortgage-backed securities and CMO’s	38,576	—	38,576	—
State and political subdivisions	14,221	—	14,221	—
Corporate bonds	5,029	—	5,029	—
Total assets at fair value	$88,524	$5,012	$83,512	$—
Total liabilities at fair value	$—	$—	$—	$—

	December 31, 2018
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3
Securities available for sale:
US Treasury	$4,955	$4,955	$—	$—
US Government	51,916	—	51,916	—
Mortgage-backed securities and CMO’s	16,702	—	16,702	—
State and political subdivisions	12,955	—	12,955	—
Corporate bonds	4,771	—	4,771	—
Total assets at fair value	$91,299	$4,955	$86,344	$—
Total liabilities at fair value	$—	$—	$—	$—

Assets Re-Measured at Fair Value	Assets re-measured at fair value during the period are included in the table below as of December 31, 2019 and December 31, 2018:

	December 31, 2019
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3
Impaired loans	$3,771	$—	$—	$3,771
Other real estate owned	364	—	—	364
Total assets at fair value	$4,135	$—	$—	$4,135
Total liabilities at fair value	$—	$—	$—	$—

	December 31, 2018
	(dollars in thousands)
	Total	Level 1	Level 2	Level 3
Impaired loans	$3,279	$—	$—	$3,279
Other real estate owned	951	—	—	951
Total assets at fair value	$4,230	$—	$—	$4,230
Total liabilities at fair value	$—	$—	$—	$—

Quantitative Information about Level 3 Fair Value Measurements

Quantitative Information about Level 3 Fair Value Measurements

General
December 31, 2019	Valuation Technique	Unobservable Input	Range
Nonrecurring measurements:
Impaired loans	Discounted appraisals	Collateral discounts and Estimated costs to sell	0 – 25%
	Discounted cash flows	Discount rates	4%-8.75%
OREO	Discounted appraisals	Collateral discounts and Estimated costs to sell	0 – 10%

General
December 31, 2018	Valuation Technique	Unobservable Input	Range
Nonrecurring measurements:
Impaired loans	Discounted appraisals	Collateral discounts and Estimated costs to sell	0 – 25%
	Discounted cash flows	Discount rates	4%-8.75%
OREO	Discounted appraisals	Collateral discounts and Estimated costs to sell	0 – 10%